Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued expenses and other current liabilities
Accrued liabilities for legal proceeding (Note 24)	¥ 60,000		¥ 60,000
Accrued payroll	51,072		57,275
Customer advance payments relating to Databook	47,703		47,703
Consideration payable of business combination	1,333		12,506
Operating lease liabilities	8,995		11,481
Accrued expenses	27,565		9,896
Payable to employees for proceeds from shares as sold	1,727		2,906
Others	22,471		22,251
Total	¥ 220,866	$ 33,849	¥ 224,018